Cover - shares	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Entity Addresses [Line Items]
Document Type	20-F/A
Amendment Flag	true
Amendment Description	This Amendment No. 1 to the Annual Report on Form 20-F/A (the “Amendment”) is being filed by China Natural Resources, Inc. (the “Company,” “we,” “our,” or “us”) to amend the Company’s Annual Report on Form 20-F for the fiscal year ended December 31, 2024, originally filed with the U.S. Securities Exchange Commission (the “SEC”) on May 15, 2025 (the “Original Filing”). The Company is filing this Amendment to (i) file Exhibit 16.1, which was inadvertently omitted in the Original Filing, and to amend the exhibit index accordingly, and (ii) amend pages F-2 to F-3 of the auditor’s report from ARK Pro CPA & Co (“ARK”) dated May 15, 2025, to address the staff of the SEC’s comments regarding the identification of audited financial statements and disclosure related to going concern. Except as described above, no other changes have been made to the Original Filing. Otherwise, this Amendment speaks as of the date of the Original Filing, and does not modify, amend or update any other item or disclosures in the Original Filing. As such, this Amendment does not reflect events occurring after the filing of the Original Filing or modify or update those disclosures affected by subsequent events. The Company’s Chief Executive Officer and Principal Financial Officer are providing currently dated revised certifications as Exhibits 12.1, 12.2, 13.1 and 13.2 in connection with this Amendment. The Company’s auditor, ARK, is providing currently dated revised consent as Exhibit 15.1. The filing of this Amendment should not be understood to mean that any statements contained in the Original Filing, as amended by this Amendment, are true or complete as of any date subsequent to the filing date of the Original Filing. Accordingly, this Amendment should be read in conjunction with the Original Filing.
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Document Period End Date	Dec. 31, 2024
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2024
Current Fiscal Year End Date	--12-31
Entity File Number	0-26046
Entity Registrant Name	CHINA NATURAL RESOURCES, INC.
Entity Central Index Key	0000793628
Entity Incorporation, State or Country Code	F4
Entity Address, Address Line One	Room 2205, 22/F
Entity Address, Address Line Two	West Tower, Shun Tak Centre
Entity Address, Address Line Three	168-200 Connaught Road Central
Entity Address, City or Town	Sheung Wan
Entity Address, Country	HK
Entity Address, Postal Zip Code	122001
Title of 12(b) Security	Common Shares, without par value
Trading Symbol	CHNR
Security Exchange Name	NASDAQ
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	false
Document Accounting Standard	International Financial Reporting Standards
Entity Shell Company	false
Entity Common Stock, Shares Outstanding	8,377,897
ICFR Auditor Attestation Flag	false
Document Financial Statement Error Correction [Flag]	false
Auditor Name	ARK Pro CPA & Co	Ernst & Young Hua Ming LLP
Auditor Location	Hong Kong, China	Beijing, the People’s Republic of China
Auditor Firm ID	3299	1408
Business Contact [Member]
Entity Addresses [Line Items]
Entity Incorporation, State or Country Code	F4
Entity Address, Address Line One	Room 2205, 22/F
Entity Address, Address Line Two	West Tower, Shun Tak Centre
Entity Address, Address Line Three	168-200 Connaught Road Central
Entity Address, City or Town	Sheung Wan
Entity Address, Country	HK
Entity Address, Postal Zip Code	122001
City Area Code	0118
Local Phone Number	5228107205
Contact Personnel Name	Zhu Youyi
Contact Personnel Email Address	zhuyouyi@chnr.net